UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [   ];  Amendment Number:________________
This Amendment (Check only one.):  [    ] is a restatement
 		                   [    ] adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whelan and Gratny Capital Managment
Address   611 Santa Cruz Ave., Suite C
                Menlo Park, CA 94025

Form 13F File Number:  28-_05629______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Harry Gabriel Whelan III
Title: Principal
Phone: 650-833-7880

Signature, Place, and Date of Signing:

Harry G. Whelan           Menlo Park, CA           10/05/01
[Signature]               [City, State]             [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager (s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).

List of Other Managers Reporting for this Manager: NONE
















	FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  133

Form 13F Information Table Value Total:  66342



List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file
number (s) of all institutional investment managers with
respect to which this report is filed, other than the manager
filing this report.   NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm                   Common           000886101      140 40000.000SH       SOLE                40000.000
ALIGN Technology               Common           016255101      161 73800.000SH       SOLE                73800.000
AOL Time Warner Inc            Common           00184A105      699 21126.000SH       SOLE                21126.000
AT&T Wireless Services Inc     Common           001957406      845 56581.000SH       SOLE                56581.000
Abbott Laboratories            Common           002824100      798 15390.000SH       SOLE                15390.000
Adobe Systems, Inc.            Common           00724F101      480 20000.000SH       SOLE                20000.000
Affymetrix Corporation         Common           00826T108      997 62100.000SH       SOLE                62100.000
Agere Systems, Inc.            Common                          439 106100.000SH      SOLE               106100.000
Agile Software Corp.           Common           00846X105      183 20100.000SH       SOLE                20100.000
Agilent Technologies           Common           00846U101     1012 51749.000SH       SOLE                51749.000
Alvarion                       Common                          168 108000.000SH      SOLE               108000.000
American Water Works Company I Common           030411102      237 6000.000 SH       SOLE                 6000.000
Applied Materials              Common           038222105      854 30020.000SH       SOLE                30020.000
Applied Micro Circuits         Common           03822W109       91 13000.000SH       SOLE                13000.000
Aspect Telecommunications Corp Common           04523Q102      179 100000.000SH      SOLE               100000.000
Atmel Corp                     Common           049513104      204 30600.000SH       SOLE                30600.000
Aviron Inc.                    Common           053762100      429 17225.000SH       SOLE                17225.000
Baxter International Inc       Common           071813109      471 8550.000 SH       SOLE                 8550.000
Boston Scientific              Common           101137107      687 33500.000SH       SOLE                33500.000
Brightpoint, Inc.              Common                          332 107000.000SH      SOLE               107000.000
Bristol Myers Squibb Company   Common           110122108      898 16160.000SH       SOLE                16160.000
Cellstar Corporation           Common                          117 100900.000SH      SOLE               100900.000
Check Point Software Tech      Common           M22465104      804 36500.000SH       SOLE                36500.000
CheckFree Corporation          Common           162813109      222 13095.000SH       SOLE                13095.000
Chippac Inc 'A'                Common           169657103      474 206200.000SH      SOLE               206200.000
Cisco Corp.                    Common           17275R102      914 75022.680SH       SOLE                75022.680
Clarent Corp.                  Common                           53 10000.000SH       SOLE                10000.000
CoSine Communications, Inc.    Common                            9 23000.000SH       SOLE                23000.000
Commerce One                   Common           200693109      612 248704.000SH      SOLE               248704.000
Concord Communications         Common           206186108      522 58600.000SH       SOLE                58600.000
Conexant Systems Inc.          Common           207142100      798 96200.000SH       SOLE                96200.000
Corixa Corp                    Common           21887F100     1011 96339.000SH       SOLE                96339.000
Cornerstone Realty Income Trus Common           21922V102      107 10000.000SH       SOLE                10000.000
Ditech Communications          Common           25500M103      568 135270.000SH      SOLE               135270.000
Duke Power Company             Common           264399106      378 10000.000SH       SOLE                10000.000
Dupont Corporation             Common           263534109      225 6000.000 SH       SOLE                 6000.000
E.Piphany, Inc.                Common           26881v100       78 18277.500SH       SOLE                18277.500
EMC Corporation                Common           268648102      438 37300.000SH       SOLE                37300.000
East-West Bancorp              Common           27579r107      234 10000.000SH       SOLE                10000.000
Eli Lilly & Co.                Common           532457108     1033 12800.000SH       SOLE                12800.000
Enron Corp.                    Common           293561106      272 10000.000SH       SOLE                10000.000
Entrust Technologies           Common           293848107     1074 376794.000SH      SOLE               376794.000
Eprise Corp                    Common           294352109      128 138000.000SH      SOLE               138000.000
Fairchild Semiconductor Intl   Common           303726103      939 58520.000SH       SOLE                58520.000
First Republic Bank            Common           336158100      688 30000.000SH       SOLE                30000.000
Gemstar International Group Lt Common           36866W106      242 12260.000SH       SOLE                12260.000
Genentech Inc - New            Common           368710406      884 20100.000SH       SOLE                20100.000
General Electric               Common           369604103      205 5500.000 SH       SOLE                 5500.000
Greater Bay Bancorp.           Common           391648102      465 20000.000SH       SOLE                20000.000
Guidant Corp.                  Common           401698105     1298 33707.000SH       SOLE                33707.000
HI FN Inc                      Common           428358105      345 35000.000SH       SOLE                35000.000
Halliburton                    Common           406216101      598 26500.000SH       SOLE                26500.000
Hewlett Packard Company        Common           428236103      347 21630.000SH       SOLE                21630.000
I 2 Technologies               Common           465754109       52 15100.000SH       SOLE                15100.000
Imperial Oil                   Common           453038408      245 9000.000 SH       SOLE                 9000.000
Incyte Pharmaceuticals         Common           45337C102      158 11600.000SH       SOLE                11600.000
Infineon Technologies AG       Common           45662N103      214 17300.000SH       SOLE                17300.000
Inhale Therapeutics            Common           457191104      136 10200.000SH       SOLE                10200.000
Intel Corp.                    Common           458140100      442 21600.000SH       SOLE                21600.000
International Business Machine Common           459200101      220 2400.000 SH       SOLE                 2400.000
Intuit Corp.                   Common           461202103      337 9400.000 SH       SOLE                 9400.000
Iomega Corp.                   Common           462030107       12 10000.000SH       SOLE                10000.000
JD Edwards                     Common           281667105       71 10000.000SH       SOLE                10000.000
Johnson & Johnson              Common           478160104     3491 63007.000SH       SOLE                63007.000
KLA/Tencor                     Common           482480100      632 20000.000SH       SOLE                20000.000
Kraft Foods Inc                Common                          258 7500.000 SH       SOLE                 7500.000
Legato Systems Inc.            Common           524651106      295 53750.000SH       SOLE                53750.000
Lockheed Martin                Common           539830109     1094 25000.000SH       SOLE                25000.000
Lucent Technologies            Common           549463107      455 79453.000SH       SOLE                79453.000
MCI Worldcom Inc.              Common           98157D106      159 10600.000SH       SOLE                10600.000
McDonald's Corp                Common           580135101      733 27000.000SH       SOLE                27000.000
McKesson HBOC Inc.             Common           58155q103      967 25600.000SH       SOLE                25600.000
Mercury Interactive            Common           589405109      348 18300.000SH       SOLE                18300.000
MetaSolv Software, Inc         Common           591393103      331 55200.000SH       SOLE                55200.000
Microsoft Corporation          Common           594918104      468 9140.000 SH       SOLE                 9140.000
Millenium Pharmaceutical       Common           599902103      697 39250.000SH       SOLE                39250.000
Motorola, Inc.                 Common           620076109      732 46930.000SH       SOLE                46930.000
National Instruments           Common           636518102     2534 96817.000SH       SOLE                96817.000
Network Appliance              Common           64120L104      272 40000.000SH       SOLE                40000.000
Nextel Communications, Inc.    Common           65332V103      648 75000.000SH       SOLE                75000.000
Nokia Corporation              Common           654902204      647 41350.000SH       SOLE                41350.000
Nortel Networks                Common           656568102      367 65500.000SH       SOLE                65500.000
Novoste Corp.                  Common           67010C100      179 30200.000SH       SOLE                30200.000
Oracle Corporation             Common           68389X105      374 29700.000SH       SOLE                29700.000
Oratec Interventions           Common           68554M108      176 25400.000SH       SOLE                25400.000
P S C Inc.                     Common           69361E107      696 940187.000SH      SOLE               940187.000
PRI Automation                 Common           69357H106      367 36580.000SH       SOLE                36580.000
Parametric Technology          Common           699173100      161 31000.000SH       SOLE                31000.000
PepsiCo Incorporated           Common           713448108      226 4650.000 SH       SOLE                 4650.000
Pfizer Inc.                    Common           717081103      301 7500.000 SH       SOLE                 7500.000
Pharmacia Corp.                Common           71713u102      649 16000.000SH       SOLE                16000.000
Phillips Petroleum             Common           718507106      270 5000.000 SH       SOLE                 5000.000
Pinnacle Holdings Inc.         Common           72346n101        8 21275.000SH       SOLE                21275.000
Polartechnics, Ltd.            Common           Q7682M103       13 10000.000SH       SOLE                10000.000
Portal Software, Inc.          Common           736126103       67 45000.000SH       SOLE                45000.000
Proctor and Gamble             Common           742718109      728 10000.000SH       SOLE                10000.000
Proxim, Inc.                   Common           744284100      117 12000.000SH       SOLE                12000.000
Qualcomm                       Common           747525103     1096 23050.000SH       SOLE                23050.000
RSA Security Dynamics Technolo Common           749719100      141 10500.000SH       SOLE                10500.000
S1 Corp.                       Common           78463B101      127 15000.000SH       SOLE                15000.000
ST Microelectronics            Common           861012102      721 33550.000SH       SOLE                33550.000
Sage Inc                       Common           786632109      229 15000.000SH       SOLE                15000.000
Siebel                         Common           826170102      182 14000.000SH       SOLE                14000.000
Silicon Valley Bancshares      Common           827064106      404 20000.000SH       SOLE                20000.000
Sirius Satellite Radio         Common           82966U103       69 19300.000SH       SOLE                19300.000
Solectron                      Common           834182107      239 20542.000SH       SOLE                20542.000
Sprint Corporation             Common           852061100      252 10500.000SH       SOLE                10500.000
St. Jude Medical               Common           790849103      684 10000.000SH       SOLE                10000.000
Storagenetworks Inc.           Common           86211E103      264 66700.000SH       SOLE                66700.000
Sycamore Networks              Common           871206108      209 60000.000SH       SOLE                60000.000
Sylvan Learning System         Common           871399101     1634 71350.000SH       SOLE                71350.000
Symantec Corporation           Common           871503108      347 10000.000SH       SOLE                10000.000
Symbol Technologies            Common           871508107      914 87137.000SH       SOLE                87137.000
T/R Systems Inc.               Common           87263u102       35 16000.000SH       SOLE                16000.000
TIBCO Software                 Common           88632Q103     1489 202800.000SH      SOLE               202800.000
Taiwan Semiconductor Manufactu Common                          209 22000.000SH       SOLE                22000.000
Texas Instruments              Common           882508104     1247 49920.000SH       SOLE                49920.000
United Parcel Service          Common           911312106      624 12000.000SH       SOLE                12000.000
Unocal Corp.                   Common           915289102      325 10000.000SH       SOLE                10000.000
Veeco Corp.                    Common           922417100      650 24525.000SH       SOLE                24525.000
Verizon Communications         Common           92343V104      660 12200.000SH       SOLE                12200.000
Viacom Inc. Class B            Common           925524308      276 7992.000 SH       SOLE                 7992.000
Viasat, Inc.                   Common           92552V100     1063 59600.000SH       SOLE                59600.000
Virata Corp                    Common           927646109      449 45000.000SH       SOLE                45000.000
Vitria Technology              Common           92849Q104      180 88000.000SH       SOLE                88000.000
Vodafone Airtouch Plc Adr      Common           92857T107      769 35000.000SH       SOLE                35000.000
Wal Mart                       Common           931142103      445 9000.000 SH       SOLE                 9000.000
Walt Disney Co.                Common           254687106      186 10000.000SH       SOLE                10000.000
Wells Fargo & Company          Common           949746101      711 16000.000SH       SOLE                16000.000
Williams Communications Group, Common                           13 11102.000SH       SOLE                11102.000
Williams Companies             Common           969457100      369 13500.000SH       SOLE                13500.000
Wind River Systems, Inc.       Common           973149107      273 26000.000SH       SOLE                26000.000
Zion Bancorp                   Common           989701107     1127 21000.000SH       SOLE                21000.000